Annual Total Returns[BarChart] - Nationwide Mellon Disciplined Value Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.30%)	17.02%	29.59%	8.37%	2.63%	11.98%	19.06%	(5.43%)	28.32%	2.57%